Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,884,000
Previously Paid Amount	0.00
Total Fee Amount	747.74
Total Offset Amount	0.00
Net Fee	747.74
Narrative - Max Aggregate Offering Price	$ 4,884,000
Final Prospectus	true